Post-retirement and other defined benefit schemes - Amounts charged to comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-retirement benefits
Past service (cost)/credit	$ (5)	$ 29
Net interest on post-employment defined benefit plan liabilities	(26)	(37)	$ (53)
Other comprehensive income
Remeasurement of the defined benefit liability	626	(168)	$ (364)
Pension schemes
Post-retirement benefits
Current service cost	(124)	(104)
Past service (cost)/credit	(5)	29
Expenses	(7)	(9)
Total (charge)/credit to Operating profit	(136)	(84)
Interest income on scheme assets	119	169
Interest expense on post-retirement scheme obligations	(145)	(206)
Net interest on post-employment defined benefit plan liabilities	(26)	(37)
(Charge)/credit before taxation	(162)	(121)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	415	760
Experience (losses)/gains arising on the post-retirement scheme obligations	22	(17)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	194	(892)
Changes in demographic assumptions	(5)	(19)
Remeasurement of the defined benefit liability	626	(168)
Pension schemes | UK defined benefit plans
Post-retirement benefits
Current service cost	(18)	(18)
Past service (cost)/credit	(4)	(9)
Expenses	(7)	(6)
Total (charge)/credit to Operating profit	(29)	(33)
Interest income on scheme assets	75	111
Interest expense on post-retirement scheme obligations	(87)	(130)
Net interest on post-employment defined benefit plan liabilities	(12)	(19)
(Charge)/credit before taxation	(41)	(52)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	372	501
Experience (losses)/gains arising on the post-retirement scheme obligations	(43)	43
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	239	(649)
Changes in demographic assumptions	3	(31)
Remeasurement of the defined benefit liability	571	(136)
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(35)	(26)
Past service (cost)/credit		(24)
Expenses		(1)
Total (charge)/credit to Operating profit	(35)	(51)
Interest income on scheme assets	5	5
Interest expense on post-retirement scheme obligations	(8)	(10)
Net interest on post-employment defined benefit plan liabilities	(3)	(5)
(Charge)/credit before taxation	(38)	(56)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	3	27
Experience (losses)/gains arising on the post-retirement scheme obligations	74	(17)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(61)	(79)
Changes in demographic assumptions	(4)
Remeasurement of the defined benefit liability	12	(69)
US | Pension schemes
Other comprehensive income
Past service credit related to changes in coverage of the other healthcare plans		64
US | Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(2)	(1)
Past service (cost)/credit		64
Expenses		(2)
Total (charge)/credit to Operating profit	(2)	61
Interest income on scheme assets	27	39
Interest expense on post-retirement scheme obligations	(28)	(40)
Net interest on post-employment defined benefit plan liabilities	(1)	(1)
(Charge)/credit before taxation	(3)	60
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(22)	148
Experience (losses)/gains arising on the post-retirement scheme obligations	(9)	(19)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	59	(160)
Changes in demographic assumptions	(4)	12
Remeasurement of the defined benefit liability	24	(19)
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(69)	(59)
Past service (cost)/credit	(1)	(2)
Total (charge)/credit to Operating profit	(70)	(61)
Interest income on scheme assets	12	14
Interest expense on post-retirement scheme obligations	(22)	(26)
Net interest on post-employment defined benefit plan liabilities	(10)	(12)
(Charge)/credit before taxation	(80)	(73)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	62	84
Experience (losses)/gains arising on the post-retirement scheme obligations		(24)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	(43)	(4)
Remeasurement of the defined benefit liability	$ 19	56
DUTCH | Pension schemes
Post-retirement benefits
Past service (cost)/credit		$ 7